Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($MM)	Adjusted ROIC(5)	Daily, Organic Constant Currency Sales Growth(5)
					TSR	Peer Group TSR(4)		CSM	Supplemental Measure
2025	$11,609,508	$9,107,336	$3,949,001	$3,497,275	$261	$231	$1,706	39.1%	4.0%
2024	$10,881,689	$15,759,913	$3,053,409	$4,239,678	$270	$208	$1,909	41.4%	4.5%
2023	$10,160,673	$23,002,860	$3,042,195	$4,822,536	$211	$179	$1,829	42.8%	9.2%
2022	$9,967,658	$14,293,346	$3,121,115	$3,736,729	$140	$121	$1,547	40.6%	16.5%
2021	$9,015,594	$16,301,335	$2,138,920	$2,891,203	$129	$137	$1,043	31.9%	12.8%

(1)
D.G. Macpherson was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Deidra C. Merriwether	Deidra C. Merriwether	Deidra C. Merriwether	Deidra C. Merriwether	Deidra C. Merriwether
Paige K. Robbins	Paige K. Robbins	Paige K. Robbins	Paige K. Robbins	Paige K. Robbins
John L. Howard	John L. Howard	Nancy L. Berardinelli-Krantz	Nancy L. Berardinelli-Krantz	Nancy L. Berardinelli-Krantz
Kathleen S. Carroll	Kathleen S. Carroll	Matthew E. Fortin	Jonny LeRoy	Melanie J. Tinto
Robert F. O’Keef, Jr.		John L. Howard
Kathleen S. Carroll

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K of the Exchange Act and do not reflect compensation actually realized or received by the Company’s NEOs. These amounts reflect total compensation as set forth in the Summary Compensation Table above for each year, adjusted as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Mr. Macpherson	Exclusion of Stock Awards and Option Awards for Mr. Macpherson	Total—Inclusion of Equity Values for Mr. Macpherson	Compensation Actually Paid to Mr. Macpherson
2025	$11,609,508	$(8,451,819)	$5,949,647	$9,107,336
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Total—Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2025	$3,949,001	$(2,552,590)	$2,100,864	$3,497,275
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The amounts reported in the total columns reflect rounding, which may result in slight variations when compared with the sum of the components listed in the tables:
PEO:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mr. Macpherson ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mr. Macpherson ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Macpherson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mr. Macpherson ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Mr. Macpherson ($)	Total—Inclusion of Equity Values for Mr. Macpherson ($)
2025	$8,240,586	$(1,597,827)	$0	$(755,208)	$62,096	$5,949,647
Non-PEO NEOs (Average):
Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	$2,508,372	$(272,512)	$0	$(156,832)	$21,835	$2,100,864
For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.
(4)
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Industrial Suppliers Total Stock Market Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K of the Exchange Act included in our Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Dow Jones U.S. Industrial Suppliers Total Stock Market Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
While we are required to identify total Company adjusted ROIC as the CSM in accordance with Item 402(v) of Regulation S-K of the Exchange Act, adjusted ROIC and daily sales growth are the financial measures we consider the two most important in linking performance to compensation actually paid to the NEOs for the 2025 fiscal year to Company performance, as the Company’s overall NEO compensation structure is designed to drive profitable growth leading to shareholder value creation. The 2025 MIP financial metrics are modified for the Company’s current year planned foreign currency exchange rates used when setting initial targets resulting in total Company daily, organic constant currency sales of 4.0% and total Company adjusted ROIC of 39.1%.

Total Company adjusted ROIC and total Company daily, organic constant currency sales are non-GAAP financial measures. See Appendix B of this proxy statement for information regarding compensation and non-GAAP financial measures for year ended December 31, 2025. As it relates to Grainger’s prior year financial targets and result for its MIP and PSU grants, including the Company’s reconciliations of non-GAAP and other financial measures to the directly comparable GAAP measure, refer to the Company’s proxy statement on Form DEF 14A filed with the SEC on March 7, 2025.

Company Selected Measure Name	Adjusted ROIC
Named Executive Officers, Footnote
(1)
D.G. Macpherson was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Deidra C. Merriwether	Deidra C. Merriwether	Deidra C. Merriwether	Deidra C. Merriwether	Deidra C. Merriwether
Paige K. Robbins	Paige K. Robbins	Paige K. Robbins	Paige K. Robbins	Paige K. Robbins
John L. Howard	John L. Howard	Nancy L. Berardinelli-Krantz	Nancy L. Berardinelli-Krantz	Nancy L. Berardinelli-Krantz
Kathleen S. Carroll	Kathleen S. Carroll	Matthew E. Fortin	Jonny LeRoy	Melanie J. Tinto
Robert F. O’Keef, Jr.		John L. Howard
Kathleen S. Carroll

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the Dow Jones U.S. Industrial Suppliers Total Stock Market Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K of the Exchange Act included in our Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the Dow Jones U.S. Industrial Suppliers Total Stock Market Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

PEO Total Compensation Amount	$ 11,609,508	$ 10,881,689	$ 10,160,673	$ 9,967,658	$ 9,015,594
PEO Actually Paid Compensation Amount	$ 9,107,336	15,759,913	23,002,860	14,293,346	16,301,335
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Mr. Macpherson	Exclusion of Stock Awards and Option Awards for Mr. Macpherson	Total—Inclusion of Equity Values for Mr. Macpherson	Compensation Actually Paid to Mr. Macpherson
2025	$11,609,508	$(8,451,819)	$5,949,647	$9,107,336
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The amounts reported in the total columns reflect rounding, which may result in slight variations when compared with the sum of the components listed in the tables:
PEO:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mr. Macpherson ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mr. Macpherson ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Macpherson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mr. Macpherson ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Mr. Macpherson ($)	Total—Inclusion of Equity Values for Mr. Macpherson ($)
2025	$8,240,586	$(1,597,827)	$0	$(755,208)	$62,096	$5,949,647
For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Non-PEO NEO Average Total Compensation Amount	$ 3,949,001	3,053,409	3,042,195	3,121,115	2,138,920
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,497,275	4,239,678	4,822,536	3,736,729	2,891,203
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards column set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Total—Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
2025	$3,949,001	$(2,552,590)	$2,100,864	$3,497,275
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The amounts reported in the total columns reflect rounding, which may result in slight variations when compared with the sum of the components listed in the tables:
Non-PEO NEOs (Average):
Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	$2,508,372	$(272,512)	$0	$(156,832)	$21,835	$2,100,864
For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Compensation Actually Paid vs. Total Shareholder Return	PEO and Average NEO Compensation Actually Paid Versus Grainger TSR and Grainger TSR Versus Peer Group TSR, 2021-2025
Compensation Actually Paid vs. Net Income	PEO and Average NEO Compensation Actually Paid Versus Grainger Net Income, 2021-2025
Compensation Actually Paid vs. Company Selected Measure	PEO and Average NEO Compensation Actually Paid Versus Grainger Total Company Adjusted ROIC, 2021-2025
Total Shareholder Return Vs Peer Group	PEO and Average NEO Compensation Actually Paid Versus Grainger TSR and Grainger TSR Versus Peer Group TSR, 2021-2025
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2025 to Company performance. The measures in this table are not ranked.
Most Important Performance Measures (3 to 7 metrics w/o ranking)(1)
Adjusted ROIC—Total Company
Daily, Organic Constant Currency Sales—Total Company
Share Gain—High-Touch Solutions—U.S.
Daily, Organic Constant Currency Sales in Local Days—Endless Assortment
Adjusted, Constant Currency Operating Margin—Total Company

(1)
The following are non-GAAP financial measures. See Appendix B of this proxy statement for information regarding non-GAAP financial measures, including reconciliations of non-GAAP financial measures to the most directly comparable GAAP financial measures.

Total Shareholder Return Amount	$ 261	270	211	140	129
Peer Group Total Shareholder Return Amount	231	208	179	121	137
Net Income (Loss)	$ 1,706,000,000	$ 1,909,000,000	$ 1,829,000,000	$ 1,547,000,000	$ 1,043,000,000
Company Selected Measure Amount	39.1	41.4	42.8	40.6	31.9
PEO Name	D.G. Macpherson
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables. The amounts reported in the total columns reflect rounding, which may result in slight variations when compared with the sum of the components listed in the tables:
PEO:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Mr. Macpherson ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Mr. Macpherson ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Mr. Macpherson ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Mr. Macpherson ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Mr. Macpherson ($)	Total—Inclusion of Equity Values for Mr. Macpherson ($)
2025	$8,240,586	$(1,597,827)	$0	$(755,208)	$62,096	$5,949,647
Non-PEO NEOs (Average):
Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	$2,508,372	$(272,512)	$0	$(156,832)	$21,835	$2,100,864
For the equity values included in the above tables, the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted ROIC
Non-GAAP Measure Description
(5)
While we are required to identify total Company adjusted ROIC as the CSM in accordance with Item 402(v) of Regulation S-K of the Exchange Act, adjusted ROIC and daily sales growth are the financial measures we consider the two most important in linking performance to compensation actually paid to the NEOs for the 2025 fiscal year to Company performance, as the Company’s overall NEO compensation structure is designed to drive profitable growth leading to shareholder value creation. The 2025 MIP financial metrics are modified for the Company’s current year planned foreign currency exchange rates used when setting initial targets resulting in total Company daily, organic constant currency sales of 4.0% and total Company adjusted ROIC of 39.1%.

Total Company adjusted ROIC and total Company daily, organic constant currency sales are non-GAAP financial measures. See Appendix B of this proxy statement for information regarding compensation and non-GAAP financial measures for year ended December 31, 2025. As it relates to Grainger’s prior year financial targets and result for its MIP and PSU grants, including the Company’s reconciliations of non-GAAP and other financial measures to the directly comparable GAAP measure, refer to the Company’s proxy statement on Form DEF 14A filed with the SEC on March 7, 2025.

Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	PEO and Average NEO Compensation Actually Paid Versus Grainger Daily, Organic Constant Currency Sales Growth, 2021-2025
Other Performance Measure, Amount	4	4.5	9.2	16.5	12.8
Name	Daily, Organic Constant Currency Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Share Gain—High-Touch Solutions—U.S.
Measure:: 4
Pay vs Performance Disclosure
Name	Daily, Organic Constant Currency Sales in Local Days—Endless Assortment
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted, Constant Currency Operating Margin
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,451,819)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,949,647
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,240,586
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,597,827)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(755,208)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,096
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,552,590)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,100,864
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,508,372
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(272,512)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(156,832)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 21,835